Fair Value - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, Level 1 to Level 2 transfers	$ 0	$ 0
Assets, Level 2 to Level 1 transfers	0	0
Liabilities, Level 1 to Level 2 transfers	0	0
Liabilities, Level 2 to Level 1 transfers	$ 0	0
Fixed Maturity Securities | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount rate	4.00%
Fixed Maturity Securities | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount rate	8.00%
Future Policy Benefits | AmerUs Closed Block
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Target surplus, percentage of statutory reserves	3.85%
Future Policy Benefits | ILICO Closed Block and Life Benefits
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Cost of capital assumption, percentage of required capital	9.00%
Discount rate, margin	9.42%
Discount rate, non-performance risk	0.26%
Interest Sensitive Contract Liabilities | Universal Life
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Risk margin	0.09%
Mortgage Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value option, loans, 90 days or more past due	$ 0	$ 0